American Skandia Advisor Funds, Incorporated
      Supplement dated June 16, 1999 to the Prospectus dated March 1, 1999

The Supplemental Distribution Plans

         Shareholders of the Funds of American Skandia Advisor Funds, Inc. (the "Company") have approved the adoption of a Supplemental Distribution Plan under Rule 12b-1 under the Investment Company Act of 1940 and shareholders of the Portfolios of American Skandia Master Trust (the "Trust") have approved the adoption of a Distribution Plan under Rule 12b-1 (together, the "Supplemental Plans"). The Supplemental Plans permit the Company's Distributor, American Skandia Marketing, Inc. ("ASM") to receive brokerage commissions in connection with purchases and sales of securities held by the Funds and Portfolios, and to use these commissions to promote the sale of shares of the Company. Under the Supplemental Plans, transactions for the purchase and sale of securities for a Fund or Portfolio may be directed to certain brokers for execution ("clearing brokers") who have agreed to pay part of the brokerage commissions received on these transactions to ASM for "introducing" transactions to the clearing broker. In turn, ASM will use the brokerage commissions received as an introducing broker to pay various distribution-related expenses, such as advertising, printing of sales materials, and payments to dealers.

         The brokerage commission rates and amounts paid by the various Funds and Portfolios are not expected to increase as a result of the implementation of the Supplemental Plans. Nor are the total returns of the Funds expected to be affected adversely. However, the staff of the Securities and Exchange Commission recently has taken the position that amounts received by ASM as an introducing broker under the Supplemental Plans should be reflected in the expenses of the Funds. The table below estimates how each Fund's expenses (as a percentage of Fund assets on an annual basis) will be deemed to increase as a result of the implementation of the Supplemental Plans.


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FUND                                                            Increase in Expenses
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
ASAF Founders International Small Capitalization Fund                    0%
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ASAF T. Rowe Price International Equity Fund                             0%
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ASAF Janus Overseas Growth Fund                              less than 0.01%
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ASAF Janus Small-Cap Growth Fund                                       0.03%
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ASAF T. Rowe Price Small Company Value Fund                              0%
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ASAF Neuberger Berman Mid-Cap Growth Fund                              0.21%
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ASAF Neuberger Berman Mid-Cap Value Fund                               0.41%
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ASAF Oppenheimer Large-Cap Growth Fund                                 0.08%
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ASAF Marsico Capital Growth Fund                                       0.12%
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ASAF Janus Capital Growth Fund                                         0.02%
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ASAF Lord Abbett Growth and Income Fund                                  0%
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ASAF INVESCO Equity Income Fund                                        0.08%
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ASAF American Century Strategic Balanced Fund                            0%
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ASAF Federated High Yield Bond Fund                                      0%
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ASAF Total Return Bond Fund                                              0%
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ASAF JPM Money Market Fund                                               0%
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

         The estimates are derived from data regarding each Fund's and Portfolio's securities transactions, and the proportion of such transactions directed under the Company's and Trust's existing policy of considering the sale of Fund shares in selecting broker-dealers to execute transactions, for the twelve months ended March 31, 1999. However, it is not possible to determine with accuracy actual amounts that will be received by ASM from the Supplemental Plans. Such amounts will vary based upon the level of a Fund's brokerage activity, the proportion of such activity directed under the Supplemental Plans, and other factors. As the Funds grow, it may become feasible to direct a larger proportion of their brokerage transactions to ASM.

         Additional information on Fund expenses is included in the Company's Prospectus.

Sub-advisory Changes

         The Prospectus is amended by inserting the following new paragraph at the end of the section of the Prospectus entitled "Management of the Funds - The Investment Manager" (on page 59):

         The Company, the Trust, and American Skandia Investment Services, Incorporated ("ASISI") have filed an application with the Securities and Exchange Commission for an order to permit ASISI to change sub-advisors for a Fund or Portfolio in the future, and to permit ASISI to enter into new sub-advisory agreements, without obtaining shareholder approval of the changes. Any such Sub-advisor change would continue to be subject to approval by the Board of Directors of the Company or the Board of Trustees of the Trust, as appropriate. This order (which likely will be similar in its conditions to orders previously granted to other investment companies that are operated in a similar manner as the Company and the Trust) is intended to facilitate the efficient supervision and management of the Sub-advisors by ASISI and the Directors of the Company and the Trustees of the Trust.